Share Capital and reserves	12 Months Ended
Dec. 31, 2018
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Share Capital and reserves
17	Share Capital and reserves

As at December 31, 2018, 2017 and January 1, 2017 the equity attributable to owners of the Company is analysed as follows:

	31/12/18	31/12/17	01/01/17
Share capital	54,853	54,853	54,853
Reserves	17,198	16,398	24,065
Retained earnings	64,496	31,244	61,636

Total	136,547	102,495	140,554

As at December 31, 2018 and 2017, the Company’s share capital, which is totally authorized and issued, is composed of 54,853,045 ordinary shares with par value of Euro 1 each, for a total of 54,853.

Ordinary shareholders have the right to receive dividends, as approved by shareholders’ meetings, and to express one vote per each share owned.

Share capital is owned, as at December 31, 2018 and 2017, as follows:

	31/12/18	31/12/17	01/01/17
Mr. Pasquale Natuzzi	56.5%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.4%	38.4%	38.4%

Total	100.0%	100.0%	100.0%

An analysis of “Reserves” is as follows:

	31/12/18	31/12/17	01/01/17
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Foreign operations translation reserve	5,282	5,055	12,606
Remeasurement of defined benefit plan	457	(116)	—

Total	17,198	16,398	24,065

The “Legal reserve” is connected to the requirements of the Italian law, which provide that 5% of net income of the parent company is retained as a legal reserve, until such reserve is 20% of the issued share capital of each respective company. The legal reserve may be utilized to offset losses; any portion which exceeds 20% of the issued share capital is distributable as dividends. The legal reserve totaled 10,971 as at December 31, 2018, 2017 and January 1, 2017.

The “Majority shareholder capital contribution” is one of the parent company’s reserves, which is restricted for capital grants received.

The “Foreign operations translation reserve” relates to the translation of foreign subsidiaries’ financial statements for those subsidiaries which have assessed their functional currency being different from Euro.

The “remeasurement of defined benefit plan” refers to the calculation of the present value of the employees’ leaving entitlement at each reporting date, in compliance with applicable regulations and adjusted to take into account actuarial gains or losses. In particular, such actuarial gains or losses are reported in OCI (see note 4 (q)).

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2018

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total

Exchange difference on translation of foreign operations	497	—	497
Share of OCI of equity-method investees	(246)	—	(246)
Actuarial gains on employees’ leaving entitlement	—	573	573

Total	251	573	824

Year ended December 31, 2017

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total

Exchange difference on translation of foreign operations	(7,778)	—	(7,778)
Actuarial gains on employees’ leaving entitlement	—	(116)	(116)

Total	(7,778)	(116)	(7,894)